Statement of Additional Information (SAI) Supplement American Century World Mutual Funds, Inc.
Supplement dated April 23, 2022 ■ SAI dated April 1, 2022

The following entry is added in the Accounts Managed table on pages 33-34 of the SAI:

Accounts Managed as of November 30, 2021
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Arun Daniel[1]	Number of Accounts	5	0	0
	Assets	$5.1 billion[2]	N/A	N/A
1 Information provided as of April 18, 2022.
2 Includes $72.3 million in International Value.

The following entry is added in the Ownership of Securities table on pages 36-37 of the SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
International Value
Arun Daniel[1]	A
1 Information provided as of April 18, 2022.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000;
F – $500,001-$1,000,000; G – More than $1,000,000.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97696 2204